Transactions with Related Parties	6 Months Ended
Jun. 30, 2026
Transactions with Related Parties [Abstract]
Transactions with Related Parties
4.	Transactions with Related Parties

Pure Brokerage and Shipping Corp. (“Pure Brokerage”): Pure Brokerage, a company controlled by the Company’s Chairperson of the Board and controlling shareholder Aliki Paliou, provides brokerage services to the Company since June 15, 2020, pursuant to a Brokerage Services Agreement for a fixed monthly fee per each tanker vessel owned by the Company. Pure Brokerage may also, from time to time, receive sale and purchase commissions and chartering commissions on the gross revenue of the tanker vessels, depending on the respective charter parties’ terms.

For the six months ended June 30, 2026, and 2025, commissions to Pure Brokerage amounted to $824 and $480, respectively, and are included in Voyage expenses in the accompanying unaudited interim consolidated statements of operations. Also, for the six months ended June 30, 2026, and 2025, brokerage fees to Pure Brokerage amounted to $233 and $172, respectively, and are included in General and administrative expenses in the accompanying unaudited interim consolidated statements of operations. Moreover, brokerage commissions for the acquisition of the two newbuilding Suezmax vessels amounted to $3,260 and $nil, respectively, are included in Advances for vessels under construction and other vessels’ costs in the accompanying consolidated balance sheets as of June 30, 2026. As of June 30, 2026, and December 31, 2025, an amount of $162 and $17 respectively, was payable to Pure Brokerage and is reflected in Due to related parties in the accompanying consolidated balance sheets.

Mango Shipping Corp (“Mango”):

The Company’s Series C Preferred stock (Note 9) is entitled to an annual dividend of 5.00%, and part of this stock is held by Aliki Paliou, through Mango, and by Andreas Michalopoulos, the Company’s Chief Executive Officer. As of June 30, 2026, and December 31, 2025, Mango held 1,314,792 Series C preferred shares, and Andreas Michalopoulos held 56,342 Series C preferred shares. For the six months ended June 30, 2026 and 2025, dividends declared and paid to Mango on its Series C preferred shares amounted to $822 and $822 respectively (or $0.625 per each Series C preferred share). On June 30, 2026, and 2025, accrued and not paid dividends on the Series C preferred shares held by Mango, amounted to $68 and $68, respectively. For the details of the terms of the Series C preferred stock, please refer to Note 9.